SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 07, 2012
SUBSEQUENT EVENTS [Abstract]
Dividends Payable, Amount Per Share		$ 0.12
Dividends Payable, Date Declared	Nov. 13, 2012
Number of shares issued and outstanding as of the close of trading on Dec 7, 2012		135,409,521